Borrowings (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Schedule of short-term and long-term borrowings

	As of December 31,
	2022	2023
	RMB	RMB
Short-term borrowings:
Short-term bank borrowings	—	109,900
Long-term bank borrowings, current portion	—	1,782
Total	—	111,682
Long-term borrowings:
Long-term bank borrowings	18,472	285,898

Schedule of principal maturities of the long-term borrowings

	As of	As of
	December 31,	December 31,
	2022	2023
	RMB	RMB

2025	5,542	85,728
2026	5,542	85,728
2027	7,388	111,926
2028 and after	—	2,516
Total	18,472	285,898